INCOME TAX (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current income tax [Abstract]
Current income tax benefit in respect of the current year		$ 0	$ 0	$ 0
Deferred income tax [Abstract]
Origination and reversal of temporary differences		0	0	0
Income tax expense reported in profit or loss		0	0	0
Reconciliation between tax expense and accounting loss before income tax [Abstract]
Accounting loss before income tax		(7,115)	(5,955)	(4,481)
At the domestic income tax rate of 27.5% (2017: 27.5%)		(1,957)	(1,638)	(1,344)
Effect of decrease in Australian income tax rate		0	63	0
Effect of higher tax rates in the United States		(284)	(297)	(169)
Expenditure not allowable for income tax purposes		844	263	250
Income not assessable for income tax purposes		(15)	0	0
Adjustments in respect of deferred income tax of previous years		(416)	(95)	417
Effect of deferred tax assets not brought to account		1,828	1,704	846
Income tax expense reported in profit or loss		$ 0	$ 0	0
Domestic income tax rate		27.50%	27.50%
Deferred Tax Liabilities [Abstract]
Deferred tax assets used to offset deferred tax liabilities		$ (368)	$ (8)	0
Deferred tax liability (asset)		0	0	0
Deferred Tax Assets [Abstract]
Deferred tax assets		6,373	4,657	3,096
Deferred tax assets used to offset deferred tax liabilities		(368)	(8)	0
Deferred tax assets not brought to account	[1]	(7,358)	(5,530)	(3,745)
Deferred tax liability (asset)		0	0	0
Accrued Income [Member]
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities		7	8	0
Property, Plant and Equipment [Member]
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities		361	0	0
Accrued Expenditure [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		50	15	6
Capital Allowances [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		934	860	643
Provision [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		$ 369	$ 6	$ 0

[1]	The benefit of deferred tax assets not brought to account will only be brought to account if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realised; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realising the benefit. The Group will assess the recoverability of the unrecognised deferred tax assets as construction and ultimately commissioning of the Poplar Grove Mine occurs. Construction is expected to continue throughout the 2018 calendar year with commissioning expected to occur in the 2019 calendar year.